Statements of Operations (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Statement Related Disclosures [Abstract]
Selling	[1]	$ 23,004	$ 17,910	$ 36,896
General and administrative		7,690	6,127	13,855
Total selling, general and administrative expenses		30,694	24,037	50,751
Shipping and handling costs		$ 2,029	$ 1,025	$ 2,744

[1]	Including shipping and handling costs